Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 7.0%
252,281	(1)	Alphabet, Inc. - Class A	$24,130,678	3.5
149,218		AT&T, Inc.	2,289,004	0.3
8,575	(1)	Charter Communications, Inc.	2,601,226	0.4
130,487		Comcast Corp. – Class A	3,827,184	0.5
5,196		Electronic Arts, Inc.	601,229	0.1
39,701		Fox Corp. - Class A	1,218,027	0.2
33,785	(1)	Frontier Communications Parent, Inc.	791,582	0.1
53,980	(1)	Iridium Communications, Inc.	2,395,093	0.3
32,586	(1)	Live Nation Entertainment, Inc.	2,477,839	0.4
33,515	(1)	Meta Platforms, Inc.	4,547,315	0.7
2,408	(1)	NetFlix, Inc.	566,939	0.1
45,160		News Corp - Class A	682,368	0.1
8,536		Nexstar Media Group, Inc.	1,424,232	0.2
89,368	(2)	Sirius XM Holdings, Inc.	510,291	0.1
			48,063,007	7.0

		Consumer Discretionary: 11.4%
12,673	(1)	Airbnb, Inc.	1,331,172	0.2
164,418	(1)	Amazon.com, Inc.	18,579,234	2.7
16,177	(1)	Autonation, Inc.	1,647,951	0.2
1,470	(1)	Autozone, Inc.	3,148,637	0.5
9,967		BorgWarner, Inc.	312,964	0.0
36,738		Boyd Gaming Corp.	1,750,566	0.3
13,789	(1)	Carmax, Inc.	910,350	0.1
8,225	(2)	Dick's Sporting Goods, Inc.	860,664	0.1
219,260		Ford Motor Co.	2,455,712	0.4
82,928		General Motors Co.	2,661,159	0.4
27,374		Genuine Parts Co.	4,087,486	0.6
9,064		Harley-Davidson, Inc.	316,152	0.1
10,779		Hilton Worldwide Holdings, Inc.	1,300,163	0.2
13,365		Home Depot, Inc.	3,687,938	0.5
16,894		Lennar Corp. - Class A	1,259,448	0.2
72,421		LKQ Corp.	3,414,650	0.5
2,129	(1)	Lululemon Athletica, Inc.	595,183	0.1
6,656		Marriott Vacations Worldwide Corp.	811,100	0.1
49,588		MGM Resorts International	1,473,755	0.2
55,967		Nike, Inc. - Class B	4,651,977	0.7
8,507		Starbucks Corp.	716,800	0.1
50,508	(1)	Taylor Morrison Home Corp.	1,177,847	0.2
64,090	(1)	Tesla, Inc.	16,999,872	2.5
31,796		Travel + Leisure Co.	1,084,880	0.2
42,124	(1)	Under Armour, Inc. - Class A	280,125	0.0
123,529		Wendy's Company	2,308,757	0.3
			77,824,542	11.4

		Consumer Staples: 6.4%
4,389		Archer-Daniels-Midland Co.	353,095	0.1
167,796		Coca-Cola Co.	9,399,932	1.4
13,308		Costco Wholesale Corp.	6,284,969	0.9
15,244		Estee Lauder Cos., Inc.	3,291,180	0.5
58,501		Mondelez International, Inc.	3,207,610	0.5
18,507		Nu Skin Enterprises, Inc.	617,579	0.1
59,885		PepsiCo, Inc.	9,776,825	1.4
68,243		Philip Morris International, Inc.	5,664,851	0.8
21,600		Procter & Gamble Co.	2,727,000	0.4
33,865		Tyson Foods, Inc.	2,232,719	0.3
			43,555,760	6.4

		Energy: 4.5%
107,405		Baker Hughes Co.	2,251,209	0.3
19,441		Cheniere Energy, Inc.	3,225,456	0.5
13,939		Chevron Corp.	2,002,616	0.3
4,284		ConocoPhillips	438,425	0.0
42,270		Devon Energy Corp.	2,541,695	0.4
15,131		Diamondback Energy, Inc.	1,822,680	0.3
28,458		EOG Resources, Inc.	3,179,612	0.5
11,752		EQT Corp.	478,894	0.1
63,312		Equitrans Midstream Corp.	473,574	0.1
49,763		Exxon Mobil Corp.	4,344,808	0.6
48,609		Halliburton Co.	1,196,754	0.2
41,284		Marathon Petroleum Corp.	4,100,740	0.6
12,138		Phillips 66	979,779	0.1
34,689		Targa Resources Corp.	2,093,134	0.3
15,330		Valero Energy Corp.	1,638,010	0.2
			30,767,386	4.5

		Financials: 11.6%
3,046		Allstate Corp.	379,318	0.1
12,155		Ameriprise Financial, Inc.	3,062,452	0.4
21,297		Annaly Capital Management, Inc.	365,457	0.1
20,058		Aon PLC	5,372,936	0.8
102,004		Bank of America Corp.	3,080,521	0.4
23,028	(1)	Berkshire Hathaway, Inc. – Class B	6,148,937	0.9
26,218		Capital One Financial Corp.	2,416,513	0.4
72,308		Charles Schwab Corp.	5,196,776	0.8
103,301		Citigroup, Inc.	4,304,553	0.6
44,564		Citizens Financial Group, Inc.	1,531,219	0.2
20,771		Hancock Whitney Corp.	951,519	0.1
47,474		Hartford Financial Services Group, Inc.	2,940,540	0.4
40,834		International Bancshares Corp.	1,735,445	0.3
113,166		Invesco Ltd.	1,550,374	0.2
40,015		Jefferies Financial Group, Inc.	1,180,442	0.2
24,024		JPMorgan Chase & Co.	2,510,508	0.4
55,957		Loews Corp.	2,788,897	0.4
42,186		Marsh & McLennan Cos., Inc.	6,297,948	0.9
62,032		Metlife, Inc.	3,770,305	0.6
52,982		Morgan Stanley	4,186,108	0.6

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
85,998		Rithm Capital Corp.	$629,505	0.1
88,844		Starwood Property Trust, Inc.	1,618,738	0.2
5,057		Travelers Cos, Inc.	774,732	0.1
27,871		UMB Financial Corp.	2,349,247	0.3
38,121		Unum Group	1,479,095	0.2
120,493		US Bancorp	4,858,278	0.7
166,993		Wells Fargo & Co.	6,716,458	1.0
6,555		Willis Towers Watson PLC	1,317,162	0.2
			79,513,983	11.6

		Health Care: 15.5%
49,492		Abbott Laboratories	4,788,846	0.7
10,374		AbbVie, Inc.	1,392,295	0.2
31,680		Agilent Technologies, Inc.	3,850,704	0.6
5,782	(1)	Biogen, Inc.	1,543,794	0.2
114,425		Bristol-Myers Squibb Co.	8,134,473	1.2
43,869	(1)	Centene Corp.	3,413,447	0.5
14,103		Cigna Corp.	3,913,159	0.6
43,000		CVS Health Corp.	4,100,910	0.6
5,086		Danaher Corp.	1,313,663	0.2
4,111	(1)	DexCom, Inc.	331,100	0.0
38,373	(1)	Edwards Lifesciences Corp.	3,170,761	0.5
10,113		Elevance Health, Inc.	4,593,729	0.7
7,687		Eli Lilly & Co.	2,485,591	0.4
33,635	(1)	Exelixis, Inc.	527,397	0.1
14,441		Gilead Sciences, Inc.	890,865	0.1
34,152	(1)	Hologic, Inc.	2,203,487	0.3
1,507		Humana, Inc.	731,181	0.1
87,507		Johnson & Johnson	14,295,144	2.1
8,993		McKesson Corp.	3,056,451	0.4
17,699		Medtronic PLC	1,429,194	0.2
58,614		Merck & Co., Inc.	5,047,838	0.7
3,001	(1)	Moderna, Inc.	354,868	0.0
5,632	(1)	Molina Healthcare, Inc.	1,857,659	0.3
153,094		Pfizer, Inc.	6,699,393	1.0
5,627	(1)	Regeneron Pharmaceuticals, Inc.	3,876,272	0.6
4,159	(1)	Seagen, Inc.	569,076	0.1
2,163	(1)	Shockwave Medical, Inc.	601,465	0.1
12,693		Thermo Fisher Scientific, Inc.	6,437,763	0.9
16,298		UnitedHealth Group, Inc.	8,231,142	1.2
8,032	(1)	Veeva Systems, Inc.	1,324,316	0.2
12,033	(1)	Vertex Pharmaceuticals, Inc.	3,484,035	0.5
7,220		Zoetis, Inc.	1,070,654	0.2
			105,720,672	15.5

		Industrials: 6.9%
3,716		Acuity Brands, Inc.	585,159	0.1
46,454		AECOM	3,176,060	0.5
2,079		Caterpillar, Inc.	341,122	0.0
21,243	(1)	Copa Holdings S.A.- Class A	1,423,493	0.2
27,661	(1)	Copart, Inc.	2,943,130	0.4
4,936	(1)	CoStar Group, Inc.	343,792	0.1
8,668		Dover Corp.	1,010,516	0.1
56,288		Emerson Electric Co.	4,121,407	0.6
13,741		FedEx Corp.	2,040,126	0.3
64,990		Fortive Corp.	3,788,917	0.6
63,218		General Electric Co.	3,913,826	0.6
57,926		Ingersoll Rand, Inc.	2,505,879	0.4
47,550		Johnson Controls International plc	2,340,411	0.3
11,503		Owens Corning, Inc.	904,251	0.1
10,439		Parker Hannifin Corp.	2,529,474	0.4
29,890		Pentair PLC	1,214,431	0.2
5,808		Regal Rexnord Corp.	815,211	0.1
15,802		Robert Half International, Inc.	1,208,853	0.2
1,507		Rockwell Automation, Inc.	324,171	0.0
5,141	(1)	Saia, Inc.	976,790	0.1
27,775	(1)	Southwest Airlines Co.	856,581	0.1
49,704		Textron, Inc.	2,895,755	0.4
9,258	(1)	United Rentals, Inc.	2,500,771	0.4
9,770		Verisk Analytics, Inc.	1,666,078	0.2
3,316		Watts Water Technologies, Inc.	416,921	0.1
29,862		Westinghouse Air Brake Technologies Corp.	2,429,274	0.4
			47,272,399	6.9

		Information Technology: 27.7%
6,933		Accenture PLC	1,783,861	0.3
16,544	(1)	ACI Worldwide, Inc.	345,770	0.1
16,818	(1)	Adobe, Inc.	4,628,314	0.7
4,158	(1)	Akamai Technologies, Inc.	333,971	0.0
53,840	(1)	Allegro MicroSystems, Inc.	1,176,404	0.2
50,355		Amdocs Ltd.	4,000,705	0.6
310,259		Apple, Inc.	42,877,794	6.3
44,144		Applied Materials, Inc.	3,616,718	0.5
6,372	(1)	Autodesk, Inc.	1,190,290	0.2
19,414		Automatic Data Processing, Inc.	4,391,253	0.6
23,624	(1)	Cadence Design Systems, Inc.	3,860,870	0.6
144,553		Cisco Systems, Inc.	5,782,120	0.8
69,226		Cognizant Technology Solutions Corp.	3,976,341	0.6
1,984	(1)	Crowdstrike Holdings, Inc.	326,983	0.0
113,264	(1)	Dropbox, Inc.	2,346,830	0.3
1,503	(1)	EPAM Systems, Inc.	544,372	0.1
17,611	(1)	F5, Inc.	2,548,840	0.4
58,566		Genpact Ltd.	2,563,434	0.4
2,516	(1)	HubSpot, Inc.	679,622	0.1
850		Intuit, Inc.	329,222	0.0
2,979		Jack Henry & Associates, Inc.	542,982	0.1
109,489		Juniper Networks, Inc.	2,859,853	0.4
25,264	(1)	Keysight Technologies, Inc.	3,975,543	0.6
10,015		KLA Corp.	3,030,840	0.4
7,059		Lam Research Corp.	2,583,594	0.4
13,653		Mastercard, Inc. - Class A	3,882,094	0.6
151,781		Microsoft Corp.	35,349,795	5.2
5,145		Monolithic Power Systems, Inc.	1,869,693	0.3
5,274		NetApp, Inc.	326,197	0.0

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
41,801		Nvidia Corp.	$5,074,223	0.7
55,670	(1)	Palantir Technologies, Inc.	452,597	0.1
13,532	(1)	Palo Alto Networks, Inc.	2,216,406	0.3
6,282	(1)	Paycom Software, Inc.	2,072,997	0.3
15,661	(1)	PayPal Holdings, Inc.	1,347,942	0.2
75,866	(1)	Pure Storage, Inc. - Class A	2,076,452	0.3
43,945		Qualcomm, Inc.	4,964,906	0.7
11,680	(1)	Qualys, Inc.	1,628,075	0.2
37,126	(1)	Salesforce, Inc.	5,340,204	0.8
9,071	(1)	ServiceNow, Inc.	3,425,300	0.5
2,325	(1)	SolarEdge Technologies, Inc.	538,145	0.1
7,800	(1)	Synopsys, Inc.	2,382,978	0.3
13,606		Teradyne, Inc.	1,022,491	0.1
24,480		Texas Instruments, Inc.	3,789,014	0.6
19,047		Universal Display Corp.	1,797,084	0.3
41,343		Visa, Inc. - Class A	7,344,584	1.1
14,856	(1)	Workday, Inc.	2,261,380	0.3
			189,459,083	27.7

		Materials: 2.1%
7,848		Air Products & Chemicals, Inc.	1,826,465	0.3
11,929		Dow, Inc.	524,041	0.1
2,322		Ecolab, Inc.	335,343	0.0
46,934		Freeport-McMoRan, Inc.	1,282,706	0.2
29,157	(1)	Ingevity Corp.	1,767,789	0.3
20,070		Linde PLC	5,410,671	0.8
2,001		Reliance Steel & Aluminum Co.	348,995	0.0
2,483		Sherwin-Williams Co.	508,394	0.1
73,244		WestRock Co.	2,262,507	0.3
			14,266,911	2.1

		Real Estate: 2.6%
44,963	(1)	CBRE Group, Inc.	3,035,452	0.4
19,003		Digital Realty Trust, Inc.	1,884,717	0.3
16,800		First Industrial Realty Trust, Inc.	752,808	0.1
67,190		Highwoods Properties, Inc.	1,811,442	0.3
28,014		Iron Mountain, Inc.	1,231,776	0.2
38,806		Kilroy Realty Corp.	1,634,121	0.2
4,426		Lamar Advertising Co.	365,101	0.1
25,219		Mid-America Apartment Communities, Inc.	3,910,710	0.6
28,045		ProLogis, Inc.	2,849,372	0.4
			17,475,499	2.6

		Utilities: 3.3%
26,759		Atmos Energy Corp.	2,725,404	0.4
18,899		Edison International	1,069,306	0.1
16,451		Eversource Energy	1,282,520	0.2
44,088		National Fuel Gas Co.	2,713,616	0.4
58,023		NextEra Energy, Inc.	4,549,584	0.7
26,206		NiSource, Inc.	660,129	0.1
83,468		PPL Corp.	2,115,914	0.3
37,599		Sempra Energy	5,637,594	0.8
54,246		UGI Corp.	1,753,773	0.3
			22,507,840	3.3

	Total Common Stock
	(Cost $648,776,145)		676,427,082	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 0.2%
411,476	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $411,577, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $419,706, due 01/26/23-05/15/48)	411,476	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.1
	Total Repurchase Agreements
	(Cost $1,411,476)		1,411,476	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
6,434,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $6,434,000)	6,434,000	0.9

	Total Short-Term Investments
	(Cost $7,845,476)	7,845,476	1.1

	Total Investments in Securities (Cost $656,621,621)	$684,272,558	100.1
	Liabilities in Excess of Other Assets	(1,009,443)	(0.1)
	Net Assets	$683,263,115	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$676,427,082	$–	$–	$676,427,082
Short-Term Investments	6,434,000	1,411,476	–	7,845,476
Total Investments, at fair value	$682,861,082	$1,411,476	$–	$684,272,558
Liabilities Table
Other Financial Instruments+
Futures	$(747,246)	$–	$–	$(747,246)
Total Liabilities	$(747,246)	$–	$–	$(747,246)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	32	12/16/22	$5,762,400	$(747,246)
			$5,762,400	$(747,246)

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $658,186,801.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$95,632,049
Gross Unrealized Depreciation	(70,293,538)

Net Unrealized Appreciation	$25,338,511